AUSA FREEDOM PREMIERSM
					   VARIABLE ANNUITY

					    Issued Through
				   AUSA SERIES ANNUITY ACCOUNT
					          By
				 AUSA LIFE INSURANCE COMPANY, INC.

				  Supplement Dated November 1, 2002
				   to Prospectus Dated May 1, 2002

Please use this supplement with the AUSA Freedom PremierSM prospectus dated May 1, 2002. Please read it carefully and keep it with your May 1, 2002 prospectus for future reference.

Effective November 1, 2002:

	Goldman Sachs Asset Management terminates as subadviser of the Goldman Sachs Growth portfolio;

	Marsico Capital Management, LLC replaces Goldman Sachs Asset Management as subadviser of this portfolio;

	the portfolio management fees are reduced from 0.90% to 0.80% per annum of the portfolio's average daily net assets. The portfolio's management fees will be 0.80% of the portfolio's average daily net assets initially, then gradually declining, in 0.50% increments, as the portfolio's average daily net assets increase;

	the Goldman Sachs Growth portfolio is renamed Marsico Growth; and

	the AUSA Goldman Sachs Growth subaccount is renamed AUSA Marsico
	Growth.

The portfolio's investment objective remains unchanged.

As a result of the foregoing portfolio/subadviser changes, the prospectus is amended in the following respects:

	All references in the prospectus to:

	the Goldman Sachs Growth portfolio are amended to refer to the Marsico Growth portfolio;

		the AUSA Goldman Sachs Growth subaccount are amended to refer to the AUSA Marsico Growth subaccount; and

		Goldman Sachs Asset Management are amended to refer to Banc of America Capital Management, LLC.

	The Annuity Contract Fee Table on page 10 is amended as follows:

Portfolio        Management     Other     Rule 12b-1     Total Portfolio
                   Fees        Expenses      Fees        Annual Expenses
Marsico Growth     0.80%        0.10%         N/A             0.90%



The prospectus is also amended as follows:

	The parenthetical in the first sentence of the definition of administrative office under Definitions of Special Terms on page 1 is deleted and the sentence is amended as follows:

	Our administrative office and mailing address is P. O. Box 9054, Clearwater, Florida 33758-9051.



AG08503-11/2002

2




This Prospectus Supplement must be accompanied by the AUSA Freedom Premier SM Prospectus dated May 1, 2002